Employee benefits (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Employee Benefits [Abstract]
Disclosure of detailed information about employee benefits [text block]
	March 31, 202 2	March 31, 2021
Gratuity payable	77,826	136,538
Compensated absences	67,178	55,866
	145,004	192,404

Disclosure of detailed information about costs recognized in results to increase or decrease in net defined benefit liability asset [text block]
The components of gratuity costs recognized in the consolidated income statement for the years ending March 31, 2022, March 31, 2021 and March 31, 2020 consist of the following:

	March 31, 202 2	March 31, 2021	March 31, 2020
Service cost	31,865	29,854	28,929
Interest cost	10,088	8,753	10,106
Interest income	(2,303)	(1,705)	(1,781)
	39,650	36,902	37,254

Disclosure of defined benefit plans [text block]
Details of employee benefit obligation and plan asset are as follows:

	March 31, 202 2	March 31, 2021
Projected benefit obligation at the end of the year	216,006	177,098
Plan assets at the end of the year	(138,268)	(40,651)
Funded status amount of liability recognised in the Balance Sheet	77,738	136,447

Disclosure of net defined benefit liability (asset) [text block]
The	following table set out the status of the gratuity plan:

Change in defined benefit obligation
Projected benefit obligation at the beginning of the year	177,098	156,412	145,108
Service cost	31,865	29,854	28,929
Interest cost	10,088	8,753	10,106
Remeasurements - Actuarial (gain) / loss	20,245	(7,178)	(12,955)
Benefits paid	(23,290)	(10,743)	(14,776)
Projected benefit obligation at the end of the year	216,006	177,098	156,412

Disclosure of fair value of plan assets [text block]
Change in plan assets	March 31, 202 2	March 31, 2021	March 31, 2020
Fair value of plan assets at the beginning of the year	40,651	30,474	25,498
Interest income	2,316	1,705	1781
Remeasurements – return on plan assets excluding amounts included in interest income	120,000	21,214	(2,138)
Employer contributions	(23,290)	(10,743)	20,109
Benefits paid	(1,409)	(1,999)	(14,776)
Fair value of plan assets at the end of the year	138,268	40,651	30,474

Actual return on plan assets	907	(293)	(300)

Disclosure of actuarial assumptions [text block]
The principal actuarial assumptions as on March 31, 2022, 2021 and 2020 were as follows:

Discount rate	6.35% p.a.	5.70% p.a. .	5.60% p.a.
Long-term rate of compensation increase	5.00% p.a.	5.00% p.a.	5.00% p.a.
Expected long term rate of return on plan assets	8% for the first year and 5% thereafter	0% for the first year and 5% thereafter	0% for the first year and 5% thereafter
Average future working life time	5.51 years	4.32 years	4.37 years

Disclosure of information about maturity profile of defined benefit obligation [text block]
The expected benefit payments to be made in the next few years are as under:

Year	March 31, 202 2	March 31, 2021
1 Year	34,787	33,483
2 to 5 years	124,332	105,131
6 to 10 years	91,562	65,222
More than 10 years	62,294	32,479

Disclosure of detailed information about weighted average allocation of assets [text block]	Plan assets: The Gratuity plan’s weighted-average asset allocation on March 31, 2022 and March 31, 2021, by asset category is as follows:

Funds managed by insurers	100%	100%

Disclosure of detailed information about gain or relating to actuarial assumptions recognized in other comprehensive income [text block]
Amount recognized in other comprehensive income for the years ending March 31, 2022, 2021 and 2020 are as follows:

	March 31, 202 2	March 31, 2021	March 31, 2020
Remeasurements of the net defined benefit liability
Actuarial (gain)/loss
- Change in demographic assumptions	146	-	(10)
- change in financial assumptions	(402)	(9,342)	(12,015)
- experience variance	21,146	2,165	(929)
- return on plan assets, excluding amounts recognized in net interest expense/ income	1,172	1,999	2,138
	22,062	(5,178)	(10,816)

Disclosure of sensitivity analysis for actuarial assumptions [text block]
Sensitivity analysis for the defined benefit obligations will increase/ decrease by the amounts mentioned below if there is a variation of 100 basis points in the discount rate and salary escalation rate.
	Discount rate		Salary escalation rate
	Increase by 100 bps (₹ ‘000s)	Decrease by 100 bps (₹ ‘000s)	Increase by 100 bps (₹ ‘000s)	Decrease by 100 bps ( ₹ ‘000s)
Present Value of Defined Benefit Obligation	205,837	227,821	227,116	206,248